Fair Value Measurement (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Fair Value Measurement [Abstract]
Loss gain on investment	¥ 240	$ 33	¥ (518)	¥ 363